Income taxes, Effective Income Tax Rate Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. Federal income tax	$ (38,760)
State income taxes, net	(818)
LLC income not taxed	2,376
Loss on acquisitions	29,051
Changes in valuation allowance	7,892
Other	259
Total provision	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. Federal income tax	21.00%
State income taxes, net	0.40%
LLC income not taxed	(1.30%)
Loss on acquisitions	(15.70%)
Change in valuation allowance	(4.30%)
Other	0.10%
Total provision	0.00%